Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Total Reserves	£ 861	[1]	£ 3,183
Currency translation reserve
Disclosure of reserves within equity [line items]
Total Reserves	2,581		2,736
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total Reserves	(118)		244
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total Reserves	(618)		1,181
Own credit reserve
Disclosure of reserves within equity [line items]
Total Reserves	(960)		(954)
Other reserves
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)		£ (24)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.